CONVERTIBLE NOTES - Widjaja Convertible Note - Additional Information (Details) - USD ($)		12 Months Ended
	Jan. 11, 2019	Dec. 31, 2020	Dec. 31, 2019
Short Term Debt [Line Items]
Stated interest rate		12.00%
Measurement period after conversion date		5 days
Convertible Debt | Widjaja Convertible Note
Short Term Debt [Line Items]
Debt instrument, face amount sold and issued	$ 330,000
Proceeds from issuance of debt	$ 330,000		$ 330,000
Stated interest rate	12.00%
Percent of average of two lowest volume weighted average prices	80.00%
Measurement period after conversion date	5 days
Ownership Of Outstanding Stock Percentage	19.99%
Note conversions		$ 0	0
Interest converted to principal		0	0
Repayments of short-term debt		$ 0	$ 0